Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Cash and Cash Equivalents [Line Items]
Settlement processing assets	$ 2,394,822	$ 780,917
Cash and Cash Equivalents
Cash and Cash Equivalents [Line Items]
Settlement processing assets	$ 180,200	$ 124,700